Document and Entity Information	May 02, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 02, 2024
Entity Registrant Name	WW INTERNATIONAL, INC.
Entity Incorporation State Country Code	VA
Entity File Number	001-16769
Entity Tax Identification Number	11-6040273
Entity Address Address Line 1	675 Avenue of the Americas
Entity Address Address Line 2	6th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10010
City Area Code	212
Local Phone Number	589-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	WW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	The sole purpose of this Current Report on Form 8-K/A (this “Amendment”) is to correct the metrics presented in the Earnings Release as set forth below. No other information in the Earnings Release, including revenues, was incorrectly presented, and this Amendment should be read in conjunction with the Earnings Release.
Entity Central Index Key	0000105319